Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations

The Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels for the next five 12-month periods ending June 30, 2026, are as follows:

Period	Amount
2027	$5,937
2028	$12,517
2029	$19,884
2030	$24,346
2031	$24,346
2032 and thereafter	$180,350
Total	$267,380